PROVISIONS FOR CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year	$ 1,179
Balance at end of year	2,862	$ 1,179
Contingencies
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year	49	1,138	$ 650
Additions	926	187	1,343
Recovery	0	0	(344)
Utilization of provision for contingencies	(222)	(1,288)	(400)
Foreign exchange	(75)	12	(111)
Balance at end of year	678	49	1,138
Reserve for regulatory claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year	1,130	807	0
Additions	1,144	340	0
Additions related to business combinations (note 24)	0	0	817
Utilization of provision for contingencies	0	(32)	0
Foreign exchange	(90)	15	(10)
Balance at end of year	$ 2,184	$ 1,130	$ 807